Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000024648
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Class A Shares
Trading Symbol	CAPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$95	0.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

■ An overweight allocation to equity securities and an underweight allocation to fixed income securities had a positive impact on

   Fund relative performance.

■ Yield curve positioning and duration management contributed positively to Fund relative performance.

■ Equity security selection in the Communication Services, Information Technology and Consumer Staples sectors had a positive impact on Fund relative performance as did underweight allocations to the Health Care, Energy and Materials sectors.

Top Detractors from Performance

■ Equity security selection negatively impacted Fund relative performance with the largest detractors from the Industrials, Health Care and Utilities sectors.

■ Equity sector allocation detracted from Fund relative performance with the largest detractors from underweights in the Financials and Industrials sectors and an overweight in the Information Technology sector.

■ Within fixed income, an overweight allocation to investment grade corporates had a negative impact on Fund relative performance as did security selection in the high yield and emerging markets asset classes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	S&P 500 Index	Blended Index	Bloomberg US Universal Bond Index	Morningstar Moderately Conservative Allocation Funds Average
11/30/2014	$9,449	$10,000	$10,000	$10,000	$10,000
11/30/2015	$8,891	$10,275	$9,999	$10,075	$9,807
11/30/2016	$9,230	$11,103	$10,989	$10,386	$10,201
11/30/2017	$10,240	$13,642	$12,123	$10,795	$11,234
11/30/2018	$10,056	$14,498	$12,160	$10,649	$11,090
11/30/2019	$10,849	$16,834	$13,393	$11,803	$12,154
11/30/2020	$11,779	$19,773	$13,993	$12,672	$13,050
11/30/2021	$12,944	$25,294	$15,269	$12,584	$14,198
11/30/2022	$11,866	$22,964	$14,436	$10,979	$12,808
11/30/2023	$12,387	$26,142	$15,069	$11,192	$13,341
11/30/2024	$14,459	$35,002	$18,033	$12,036	$15,318

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	10.29%	4.73%	3.76%
Class A Shares without sales load	16.73%	5.91%	4.35%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Universal Bond IndexFootnote Reference*	7.53%	0.39%	1.87%
Blended Index	19.67%	6.13%	6.07%
Morningstar Moderately Conservative Allocation Funds Average	14.81%	4.73%	4.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 694,479,750
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 3,203,281
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$694,479,750
Number of Investments	312
Portfolio Turnover	31%
Total Advisory Fees Paid	$3,203,281

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
International Equity Securities	0.8%
Collaterized Mortgage Obligations	2.0%
Bank Loan Core Fund	2.3%
Cash Equivalents	2.6%
Foreign Fixed Income Securities	5.4%
Foreign Governments/Agencies	7.5%
U.S Government Agency Mortgage-Backed Securities	15.3%
Domestic Fixed-Income Securities	23.3%
Domestic Equity Securities	43.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	4.0%
Materials	4.3%
Energy	5.1%
Consumer Staples	5.3%
Utilities	5.5%
Consumer Discretionary	7.4%
Communication Services	7.8%
Industrials	9.4%
Health Care	11.2%
Information Technology	19.1%
Financials	20.9%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Material Fund Change Expenses [Text Block]

     Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000024650
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Class C Shares
Trading Symbol	CAPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$184	1.70%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

■ An overweight allocation to equity securities and an underweight allocation to fixed income securities had a positive impact on

   Fund relative performance.

■ Yield curve positioning and duration management contributed positively to Fund relative performance.

■ Equity security selection in the Communication Services, Information Technology and Consumer Staples sectors had a positive impact on Fund relative performance as did underweight allocations to the Health Care, Energy and Materials sectors.

Top Detractors from Performance

■ Equity security selection negatively impacted Fund relative performance with the largest detractors from the Industrials, Health Care and Utilities sectors.

■ Equity sector allocation detracted from Fund relative performance with the largest detractors from underweights in the Financials and Industrials sectors and an overweight in the Information Technology sector.

■ Within fixed income, an overweight allocation to investment grade corporates had a negative impact on Fund relative performance as did security selection in the high yield and emerging markets asset classes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	S&P 500 Index	Blended Index	Bloomberg US Universal Bond Index	Morningstar Moderately Conservative Allocation Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,339	$10,275	$9,999	$10,075	$9,807
11/30/2016	$9,621	$11,103	$10,989	$10,386	$10,201
11/30/2017	$10,592	$13,642	$12,123	$10,795	$11,234
11/30/2018	$10,322	$14,498	$12,160	$10,649	$11,090
11/30/2019	$11,060	$16,834	$13,393	$11,803	$12,154
11/30/2020	$11,893	$19,773	$13,993	$12,672	$13,050
11/30/2021	$12,976	$25,294	$15,269	$12,584	$14,198
11/30/2022	$11,781	$22,964	$14,436	$10,979	$12,808
11/30/2023	$12,299	$26,142	$15,069	$11,192	$13,341
11/30/2024	$14,356	$35,002	$18,033	$12,036	$15,318

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	14.90%	5.03%	3.68%
Class C Shares without sales load	15.90%	5.03%	3.68%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Universal Bond IndexFootnote Reference*	7.53%	0.39%	1.87%
Blended Index	19.67%	6.13%	6.07%
Morningstar Moderately Conservative Allocation Funds Average	14.81%	4.73%	4.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 694,479,750
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 3,203,281
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$694,479,750
Number of Investments	312
Portfolio Turnover	31%
Total Advisory Fees Paid	$3,203,281

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
International Equity Securities	0.8%
Collaterized Mortgage Obligations	2.0%
Bank Loan Core Fund	2.3%
Cash Equivalents	2.6%
Foreign Fixed Income Securities	5.4%
Foreign Governments/Agencies	7.5%
U.S Government Agency Mortgage-Backed Securities	15.3%
Domestic Fixed-Income Securities	23.3%
Domestic Equity Securities	43.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	4.0%
Materials	4.3%
Energy	5.1%
Consumer Staples	5.3%
Utilities	5.5%
Consumer Discretionary	7.4%
Communication Services	7.8%
Industrials	9.4%
Health Care	11.2%
Information Technology	19.1%
Financials	20.9%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Material Fund Change Expenses [Text Block]

     Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000024651
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Class F Shares
Trading Symbol	CAPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

■ An overweight allocation to equity securities and an underweight allocation to fixed income securities had a positive impact on

   Fund relative performance.

■ Yield curve positioning and duration management contributed positively to Fund relative performance.

■ Equity security selection in the Communication Services, Information Technology and Consumer Staples sectors had a positive impact on Fund relative performance as did underweight allocations to the Health Care, Energy and Materials sectors.

Top Detractors from Performance

■ Equity security selection negatively impacted Fund relative performance with the largest detractors from the Industrials, Health Care and Utilities sectors.

■ Equity sector allocation detracted from Fund relative performance with the largest detractors from underweights in the Financials and Industrials sectors and an overweight in the Information Technology sector.

■ Within fixed income, an overweight allocation to investment grade corporates had a negative impact on Fund relative performance as did security selection in the high yield and emerging markets asset classes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class F Shares with sales load	S&P 500 Index	Blended Index	Bloomberg US Universal Bond Index	Morningstar Moderately Conservative Allocation Funds Average
11/30/2014	$9,896	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,312	$10,275	$9,999	$10,075	$9,807
11/30/2016	$9,654	$11,103	$10,989	$10,386	$10,201
11/30/2017	$10,723	$13,642	$12,123	$10,795	$11,234
11/30/2018	$10,516	$14,498	$12,160	$10,649	$11,090
11/30/2019	$11,360	$16,834	$13,393	$11,803	$12,154
11/30/2020	$12,318	$19,773	$13,993	$12,672	$13,050
11/30/2021	$13,536	$25,294	$15,269	$12,584	$14,198
11/30/2022	$12,406	$22,964	$14,436	$10,979	$12,808
11/30/2023	$12,950	$26,142	$15,069	$11,192	$13,341
11/30/2024	$15,118	$35,002	$18,033	$12,036	$15,318

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class F Shares with sales load	14.58%	5.67%	4.22%
Class F Shares without sales load	16.74%	5.88%	4.33%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Universal Bond IndexFootnote Reference*	7.53%	0.39%	1.87%
Blended Index	19.67%	6.13%	6.07%
Morningstar Moderately Conservative Allocation Funds Average	14.81%	4.73%	4.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 694,479,750
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 3,203,281
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$694,479,750
Number of Investments	312
Portfolio Turnover	31%
Total Advisory Fees Paid	$3,203,281

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
International Equity Securities	0.8%
Collaterized Mortgage Obligations	2.0%
Bank Loan Core Fund	2.3%
Cash Equivalents	2.6%
Foreign Fixed Income Securities	5.4%
Foreign Governments/Agencies	7.5%
U.S Government Agency Mortgage-Backed Securities	15.3%
Domestic Fixed-Income Securities	23.3%
Domestic Equity Securities	43.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	4.0%
Materials	4.3%
Energy	5.1%
Consumer Staples	5.3%
Utilities	5.5%
Consumer Discretionary	7.4%
Communication Services	7.8%
Industrials	9.4%
Health Care	11.2%
Information Technology	19.1%
Financials	20.9%

Material Fund Change [Text Block]
C000130424
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Class R Shares
Trading Symbol	CAPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$102	0.94%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

■ An overweight allocation to equity securities and an underweight allocation to fixed income securities had a positive impact on

   Fund relative performance.

■ Yield curve positioning and duration management contributed positively to Fund relative performance.

■ Equity security selection in the Communication Services, Information Technology and Consumer Staples sectors had a positive impact on Fund relative performance as did underweight allocations to the Health Care, Energy and Materials sectors.

Top Detractors from Performance

■ Equity security selection negatively impacted Fund relative performance with the largest detractors from the Industrials, Health Care and Utilities sectors.

■ Equity sector allocation detracted from Fund relative performance with the largest detractors from underweights in the Financials and Industrials sectors and an overweight in the Information Technology sector.

■ Within fixed income, an overweight allocation to investment grade corporates had a negative impact on Fund relative performance as did security selection in the high yield and emerging markets asset classes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	S&P 500 Index	Blended Index	Bloomberg US Universal Bond Index	Morningstar Moderately Conservative Allocation Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,399	$10,275	$9,999	$10,075	$9,807
11/30/2016	$9,732	$11,103	$10,989	$10,386	$10,201
11/30/2017	$10,773	$13,642	$12,123	$10,795	$11,234
11/30/2018	$10,558	$14,498	$12,160	$10,649	$11,090
11/30/2019	$11,368	$16,834	$13,393	$11,803	$12,154
11/30/2020	$12,320	$19,773	$13,993	$12,672	$13,050
11/30/2021	$13,536	$25,294	$15,269	$12,584	$14,198
11/30/2022	$12,384	$22,964	$14,436	$10,979	$12,808
11/30/2023	$12,914	$26,142	$15,069	$11,192	$13,341
11/30/2024	$15,064	$35,002	$18,033	$12,036	$15,318

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R Shares	16.64%	5.79%	4.18%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Universal Bond IndexFootnote Reference*	7.53%	0.39%	1.87%
Blended Index	19.67%	6.13%	6.07%
Morningstar Moderately Conservative Allocation Funds Average	14.81%	4.73%	4.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 694,479,750
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 3,203,281
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$694,479,750
Number of Investments	312
Portfolio Turnover	31%
Total Advisory Fees Paid	$3,203,281

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
International Equity Securities	0.8%
Collaterized Mortgage Obligations	2.0%
Bank Loan Core Fund	2.3%
Cash Equivalents	2.6%
Foreign Fixed Income Securities	5.4%
Foreign Governments/Agencies	7.5%
U.S Government Agency Mortgage-Backed Securities	15.3%
Domestic Fixed-Income Securities	23.3%
Domestic Equity Securities	43.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	4.0%
Materials	4.3%
Energy	5.1%
Consumer Staples	5.3%
Utilities	5.5%
Consumer Discretionary	7.4%
Communication Services	7.8%
Industrials	9.4%
Health Care	11.2%
Information Technology	19.1%
Financials	20.9%

Material Fund Change [Text Block]
C000114947
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Institutional Shares
Trading Symbol	CAPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

■ An overweight allocation to equity securities and an underweight allocation to fixed income securities had a positive impact on

   Fund relative performance.

■ Yield curve positioning and duration management contributed positively to Fund relative performance.

■ Equity security selection in the Communication Services, Information Technology and Consumer Staples sectors had a positive impact on Fund relative performance as did underweight allocations to the Health Care, Energy and Materials sectors.

Top Detractors from Performance

■ Equity security selection negatively impacted Fund relative performance with the largest detractors from the Industrials, Health Care and Utilities sectors.

■ Equity sector allocation detracted from Fund relative performance with the largest detractors from underweights in the Financials and Industrials sectors and an overweight in the Information Technology sector.

■ Within fixed income, an overweight allocation to investment grade corporates had a negative impact on Fund relative performance as did security selection in the high yield and emerging markets asset classes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index	Blended Index	Bloomberg US Universal Bond Index	Morningstar Moderately Conservative Allocation Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,434	$10,275	$9,999	$10,075	$9,807
11/30/2016	$9,819	$11,103	$10,989	$10,386	$10,201
11/30/2017	$10,918	$13,642	$12,123	$10,795	$11,234
11/30/2018	$10,736	$14,498	$12,160	$10,649	$11,090
11/30/2019	$11,626	$16,834	$13,393	$11,803	$12,154
11/30/2020	$12,653	$19,773	$13,993	$12,672	$13,050
11/30/2021	$13,938	$25,294	$15,269	$12,584	$14,198
11/30/2022	$12,810	$22,964	$14,436	$10,979	$12,808
11/30/2023	$13,389	$26,142	$15,069	$11,192	$13,341
11/30/2024	$15,685	$35,002	$18,033	$12,036	$15,318

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	17.15%	6.17%	4.60%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Universal Bond IndexFootnote Reference*	7.53%	0.39%	1.87%
Blended Index	19.67%	6.13%	6.07%
Morningstar Moderately Conservative Allocation Funds Average	14.81%	4.73%	4.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 694,479,750
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 3,203,281
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$694,479,750
Number of Investments	312
Portfolio Turnover	31%
Total Advisory Fees Paid	$3,203,281

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
International Equity Securities	0.8%
Collaterized Mortgage Obligations	2.0%
Bank Loan Core Fund	2.3%
Cash Equivalents	2.6%
Foreign Fixed Income Securities	5.4%
Foreign Governments/Agencies	7.5%
U.S Government Agency Mortgage-Backed Securities	15.3%
Domestic Fixed-Income Securities	23.3%
Domestic Equity Securities	43.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	4.0%
Materials	4.3%
Energy	5.1%
Consumer Staples	5.3%
Utilities	5.5%
Consumer Discretionary	7.4%
Communication Services	7.8%
Industrials	9.4%
Health Care	11.2%
Information Technology	19.1%
Financials	20.9%

Material Fund Change [Text Block]